Shareholder Report, Line Graph (Details) - USD ($)		12 Months Ended		24 Months Ended	36 Months Ended	48 Months Ended	60 Months Ended	72 Months Ended	84 Months Ended	96 Months Ended	108 Months Ended	120 Months Ended
	May 31, 2016	May 31, 2026	May 31, 2017	May 31, 2018	May 31, 2019	May 31, 2020	May 31, 2021	May 31, 2022	May 31, 2023	May 31, 2024	May 31, 2025	May 31, 2026
C000001551 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Class I Shares at NAV
Accumulated Value	$ 10,000		$ 9,959	$ 10,048	$ 10,619	$ 11,001	$ 11,576	$ 10,594	$ 10,457	$ 10,764	$ 10,862	$ 11,575
C000001548 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Class A Shares at maximum sales charge (Offering Price)
Accumulated Value	9,582		9,527	9,587	10,113	10,458	10,982	10,031	9,872	10,153	10,215	10,875
C000001552 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Class A Shares at maximum sales charge (Offering Price)
Accumulated Value	9,580		9,547	9,753	10,320	10,499	11,241	10,611	10,555	11,021	10,951	11,771
C000001555 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Class I Shares at NAV
Accumulated Value	10,000		9,996	10,233	10,840	11,051	11,856	11,225	11,181	11,701	11,652	12,539
C000001559 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Class I Shares at NAV
Accumulated Value	10,000		10,055	10,142	10,727	11,144	11,652	10,682	10,585	10,844	10,935	11,714
C000001556 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Class A Shares at maximum sales charge (Offering Price)
Accumulated Value	9,581		9,622	9,676	10,217	10,593	11,055	10,108	10,001	10,233	10,294	11,003
S And P Municipal Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		S&P Municipal Bond Index
Accumulated Value	10,000		10,158	10,285	10,909	11,331	11,864	11,156	11,177	11,498	11,779	12,554
Lipper Other States Municipal Debt Funds Classification Average [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Lipper Other States Municipal Debt Funds Classification Average
S And P Municipal Bond Georgia Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		S&P Municipal Bond Georgia Index
Accumulated Value	10,000		10,127	10,206	10,771	11,175	11,631	10,906	10,938	11,264	11,620	12,364
S And P Municipal Bond Louisiana Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		S&P Municipal Bond Louisiana Index
Accumulated Value	10,000		10,144	10,271	10,859	11,233	11,846	11,282	11,334	11,717	12,010	12,781
S And P Municipal Bond North Carolina Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		S&P Municipal Bond North Carolina Index
Accumulated Value	$ 10,000		$ 10,139	$ 10,184	$ 10,731	$ 11,225	$ 11,577	$ 10,877	$ 10,889	$ 11,110	$ 11,443	$ 12,175